Securities Act File No. 002-38910

Investment Company Act File No. 811- 02145

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No. 69		☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No. 49		☒
LORD ABBETT BOND-DEBENTURE FUND, INC.
Exact Name of Registrant as Specified in Charter

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 201-6984
Thomas R. Phillips, Esq. Vice President and Assistant Secretary 90 Hudson Street, Jersey City, New Jersey 07302-3973 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒       immediately upon filing pursuant to paragraph (b)

☐       On (date) pursuant to paragraph (b)

☐        60 days after filing pursuant to paragraph (a)(1)

☐        On (date) pursuant to paragraph (a)(1)

☐        75 days after filing pursuant to paragraph (a)(2)

☐        On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 17th day of May, 2012.

LORD ABBETT BOND-DEBENTURE FUND, INC.

BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signatures		Title	Date

Robert S. Dow*		Chairman, Chief Executive Officer	May 17, 2012
Robert S. Dow		and Director

Daria L. Foster*		President and Director	May 17, 2012
Daria L. Foster

E. Thayer Bigelow*		Director	May 17, 2012
E. Thayer Bigelow

Robert B. Calhoun, Jr.*		Director	May 17, 2012
Robert B. Calhoun, Jr.

Evelyn E. Guernsey*		Director	May 17, 2012
Evelyn E. Guernsey

Julie A. Hill*		Director	May 17, 2012
Julie A. Hill

Franklin W. Hobbs*		Director	May 17, 2012
Franklin W. Hobbs

Thomas J. Neff*		Director	May 17, 2012
Thomas J. Neff

James L.L. Tullis*		Director	May 17, 2012
James L.L. Tullis

By:	/s/ Thomas R. Phillips
Thomas R. Phillips
Attorney – in – Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow	Chairman, CEO	April 19, 2012
Robert S. Dow	and Director/Trustee

/s/ Daria L. Foster	President and	April 19, 2012
Daria L. Foster	Director/Trustee

/s/ E. Thayer Bigelow	Director/Trustee	April 19, 2012
E. Thayer Bigelow

/s/ Robert B. Calhoun, Jr.	Director/Trustee	April 19, 2012
Robert B. Calhoun, Jr.

/s/ Evelyn E. Guernsey	Director/Trustee	April 19, 2012
Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee	April 19, 2012
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	April 19, 2012
Franklin W. Hobbs

/s/ Thomas J. Neff	Director/Trustee	April 19, 2012
Thomas J. Neff

/s/ James L.L. Tullis	Director/Trustee	April 19, 2012
James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase